




744K

AFL-CIO HOUSING INVESTMENT TRUST

January 2015

4th Quarter updates

National Office
2401 Pennsylvania Avenue, NW, Suite 200
Washington, DC 20037 • (202) 331-8055

www.aflcio-hit.com

Features of the HIT

- **$4.9 billion investment grade fixed-income portfolio**
  - Investors are eligible pension plans and labor organizations, including health and welfare, general, and other funds that have beneficial represented by labor organizations
  - Participants benefit from national diversification and may benefit from targeted initiatives
- **Open-end institutional commingled mutual fund registered under Investment Company Act of 1940 (ICA)**
  - Regulated by federal securities laws administered by the U.S. Securities and Exchange Commission
  - Provides transparency through regular disclosure in reports to SEC and participants
- **Monthly unit valuations and income distributions**
  - Third-party valuation and pricing – provides integrity
  - Ability to redeem and invest monthly with no sales charges or redemption fees – provides liquidity

As of December 31, 2014

Investor Profile: 370 Investors

- 360 Taft-Hartley pension plans/labor organizations
  - $3.5 billion in net assets
  - 73% total assets
  - 274 building trades funds, including 25 international Taft-Hartleys
  - 86 industrial and service funds
- 10 public employee pension plans
  - $1.3 billion in net assets
  - 27% total assets

As of December 31, 2014

Investment Objective and Strategy

OBJECTIVE:

Generate competitive risk-adjusted fixed-income returns by investing primarily in multifamily mortgage securities, while financing housing, including affordable and workforce housing, and creating union construction jobs

STRATEGY:

- Construct and manage a portfolio with superior credit quality, higher yield and similar interest rate risk relative to the Barclays Aggregate benchmark
- Specialize and overweight in government/agency multifamily MBS
  - Ability to identify, negotiate and structure mortgage securities through direct access to mortgage bankers, developers and housing organizations
  - Expertise in government/agency multifamily MBS contributes to superior execution compared to other securities with comparable credit and interest rate risk
  - Income advantage of multifamily MBS, relative to securities in the Barclays Aggregate makes a positive contribution to performance
  - Substituting multifamily MBS for corporate securities makes the HIT a better source of diversification within fixed-income

Superior Yield and Lower Credit Risk

As of December 31, 2014	HIT	Barclays Aggregate
Superior Credit Profile		
AAA & U.S. Government/Agency	94.0%	71.8%
A & Below	1.6%	23.7%
Superior Yield		
Current Yield: 33 basis point advantage	3.42%	3.09%
Yield to Worst: 29 basis point advantage	2.43%	2.14%
Similar Interest Rate Risk		
Effective Duration	4.80	5.26
Convexity	0.09	0.03
Similar Call /Prepayment Risk		
Call Protected	72%	71%
Not Call Protected	28%	29%

The calculations of the HIT yield herein represent widely accepted portfolio characteristics information based on coupon rate, current price and, for yield to worst, certain prepayment assumptions, and are not current yield or other performance data as defined by the SEC in Rule 482.

HIT Performance relative to the Benchmark

Annualized Total Returns versus Benchmark*
As of December 31, 2014



7%
5%
3%
1%
-1%
6.56%
6.10%
5.97%
3.04%
2.60%
2.66%
4.79%
4.34%
4.45%
5.16%
4.72%
4.71%
1-year
3-year
5-year
10-year
HIT Gross
HIT Net
Barclays Aggregate

HIT Performance tracks the Benchmark
As of December 31, 2014



15%
13%
11%
9%
7%
5%
3%
1%
-1%
-3%
Dec-02
Dec-03
Dec-04
Dec-05
Dec-06
Dec-07
Dec-08
Dec-09
Dec-10
Dec-11
Dec-12
Dec-13
Dec-14
HIT Gross
Barclays Aggregate

The HIT's gross returns exceeded the Barclays Aggregate for the 1-, 3-, 5-, and 10-year periods. The HIT 's net return exceeded the benchmark for the 1-, and the 10 year-periods ending December 31, 2014.

*Year-to-date returns not annualized.

Rolling annual returns show a high correlation with the Barclays Aggregate, exceeding the benchmark during periods of economic weakness; 97% correlation of month-over-month returns over the 5 years ending December 31, 2014.

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

Average Annual Total Returns vs. Benchmark


Calendar Year Returns as of Year-end
13%
11%
9%
7%
5%
3%
1%
-1%
-3%
8.60%
8.21%
8.44%
12.04%
11.64%
10.25%
4.17%
3.78%
4.10%
4.59%
4.20%
4.34%
3.03%
2.64%
2.43%
5.08%
4.65%
4.33%
7.14%
6.70%
6.97%
5.68%
5.25%
5.24%
6.73%
6.28%
5.93%
6.62%
6.16%
6.54%
8.34%
7.86%
7.84%
4.71%
4.27%
4.22%
-1.95%
-2.37%
-2.02%
6.56%
6.10%
5.97%
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
HIT Gross
HIT Net
Barclays Aggregate

The HIT's gross returns have exceeded the Barclays Aggregate for 22 consecutive calendar years, including 2008, when many fixed-income investments' returns were lower than the benchmark or negative.

The performance data quoted represents past performance and is no guarantee of future results. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

Active Risk Management

Risk characteristics are actively measured, monitored and managed relative to the benchmark, the Barclays Aggregate

- **Lower credit risk – Higher credit quality**
  - Government/agency MBS
  - Substitutes call-protected multifamily MBS for corporate debt and some Treasuries and agency debt
  - No derivatives
  - No leverage through borrowing
- **Similar interest rate risk**
  - Duration and convexity similar to the benchmark

High liquidity

- More than 99% invested in liquid securities
- Not a real estate fund

Oversight Committees are comprised of senior management

- **Portfolio Management Committee**
  - Sets portfolio macro-strategy and oversees Portfolio Management Group (PMG), monitors trading and valuation matters, approves counterparties
- **Investment Committee**
  - Reviews and approves all commitments related to construction, including pricing by PMG
  - Board of Trustees Executive Committee approves all transactions greater than $50 million

High Credit Quality: 94% Government/Agency/AAA


Credit Quality
As of December 31, 2014
Cash & Cash Equivalents
2.1%
39.8%
US Government (including Treasury, FHA & Ginnie)
6.5%
AA Average Quality (State Housing Bonds)
2.9%
AAA Private-Label CMBS
48.7%
Agency (including Fannie & Freddie)

Based on total investments and including unfunded commitments.

Overweight to Multifamily Sector: 60% Allocation



Sector Allocation
As of December 31, 2014
30-Year SF MBS
15-Year SF MBS
Treasury/Agency Notes
ARMS/floaters SF MBS
Short Term
Construction-Related MF MBS
AAA Private- Label CMBS
16.0%
2.3%
9.1%
7.9%
2.1%
2.9%
5.1%
54.6%
Permanent MF MBS

Total multifamily sector comprised 60% of the portfolio

Based on total investments and including unfunded commitments.

HIT Provides Diversification Benefits

Correlation of Monthly Year-over-Year Changes in Indices vs. HIT
Periods ending December 31, 2014

Asset	Five Year	Ten Year
HIT (net)	1.00	1.00
Barclays Capital Aggregate Bond Index	0.99	0.96
Bloomberg REIT Index	0.46	0.02
United Kingdom FTSE 100 Index	-0.14	-0.19
U.S. Standard & Poor's 500 Index	-0.30	-0.22

Over the past five- and ten- year periods, the HIT's returns have been negatively correlated to equities. Although highly correlated with the Barclays Aggregate, the HIT does not hold corporate debt and thus provides better diversification and credit quality.

Source: Haver Analytics, Bloomberg LP, Barclays Aggregate, and the HIT

Construction Jobs Initiative: Over 20,000 Union Construction Jobs and Growing

The HIT's Construction Jobs Initiative, launched in 2009, has created over 20,680 union construction jobs and is working towards 25,000 jobs

- The HIT and its subsidiary, Building America, have invested in 70 projects in 30 cities
- Investments have leveraged capital for total development value of $4.0 billion
- Total impact of the CJI on the national economy and local communities has been significant*:
  - Nearly 44,000 total jobs, including 20,680 construction jobs and other jobs attributed to the HIT's investments
  - $2.8 billion in salaries and benefits, including $1.4 billion for construction workers
  - $300 million in local tax revenues and $600 million in federal revenues
  - $6.8 billion in total economic activity
- Pipeline of projects should add to construction-related investments going forward
- The HIT generated a cumulative 34.9% gross return and a cumulative 31.4% net return from the beginning of 2009 through December 31, 2014.

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2014, was 6.10%, 2.60%, 4.34%, and 4.72%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

**Figures provided by Pinnacle Economics, Inc. are estimates calculated using an IMPLAN input-output model, HIT project data, and secondary sources. In 2014 dollars.*

30 Years of Impact Investing

As of December 31, 2014

- **Impact investing for 30 years**
  - Competitive returns through prudent high-credit-quality investing
  - Family-supporting construction jobs for union members
  - More livable communities, with high quality affordable housing and a sustainable environment
- **Nearly $25 billion total economic impact***
  - Invested $8.5 billion nationally since inception in 1984, financed 448 projects in 29 states
  - Generated 74,000 union construction jobs and 157,000 total jobs across the U.S.
  - Produced over 98,700 housing and healthcare units nationwide, with 65% housing affordable
  - Created nearly $10 billion in personal income including benefits, with approximately $5.0 billion for construction workers
- **Over $3 billion in tax revenues***
  - State and local revenue of $1 billion ; federal revenue over $2 billion
- **Green Jobs Initiative – HIT investments of $1.5 billion**
  - **LEED-** certified projects –invested $748 million in 32 projects with total development value of more than $2.2 billion since 2001 (HIT and Building America subsidiary)
  - **Energy retrofit projects-** invested $748 million in 24 projects with total development value of over $1.3 billion since 2010

**Source: Pinnacle Economics, Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input-output model based on HIT project data and secondary source information. Projects include those with financing by HIT's subsidiary Building America. In 2014 dollars.*

Cycle of Sustainable Investment


Union pension funds invest in HIT
HIT finances development projects through guaranteed securities
Construction securities help provide competitive returns
Construction projects generate good union jobs
Union workers contribute to pension funds
1
2
3
4
5
The HIT Investment Cycle

The cycle of sustainable investment begins when union pension plans invest capital in the HIT. This capital allows the HIT to finance multifamily development projects through government/agency credit multifamily new construction and substantial rehabilitation securities, which provide pension plan investors with competitive returns. The projects create good union construction jobs. As workers at the projects earn income, the pension plan contributions increase. The pension plans have more capital to invest in the HIT and the cycle continues.

Multifamily Focus: Attractive Spreads

Historical Multifamily Spreads

December 2009 - December 2014

(Spread to 10-year Treasury in basis points)



250
200
150
100
50
0
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Ginnie Mae Permanent
Ginnie Mae Construction/Permanent
Fannie Mae Multifamily 10/9.5 DUS

Source: HIT and Securities Dealers

Multifamily construction-related loan spreads remain higher than permanent loan spreads and some other high credit quality options.

Investment Comparison

As of December 31, 2014

Investment Type	Effective Duration	Effective Convexity	Yield (%)	Spread to 10-Year (bps)
10 Year UST	8.98	0.45	2.17%	0
GNMA Construction/Perm.	9.10	0.50	3.26%	109
GNMA Permanent	8.16	0.40	2.76%	59
Agency CMBS	7.88	0.76	3.31%	114
FNMA Multifamily 10/9.5 DUS	7.60	0.35	2.77%	60
FNMA 3.0% 30yr MBS	5.96	-1.69	2.81%	64
Gold (Freddie Mac) 3.0% 30yr MBS	6.06	-1.47	2.85%	68
GNMA 3.0% 30yr MBS	6.09	-1.10	2.60%	43
Corp (10yr) AAA*	7.79	0.69	2.67%	50

*(*Exxon Mobil maturing 3/15/24, callable 12/15/23)*

Construction-related MBS convert to permanent MBS, with the potential for significant price appreciation.

2014 Interest Rate Environment



Treasury Yield Curve Shift
4.50
4.00
3.50
3.00
2.50
2.00
1.50
1.00
0.50
0.00
2 Year
3 Year
5 Year
10 Year
30 Year
0.38
0.46
0.67
0.77
0.87
1.07
1.63
1.65
1.74
2.17
2.53
3.03
2.75
3.36
3.97
12/31/2013
6/30/2014
12/31/2014



10-Year Treasury versus
Ginnie Mae Permanent MBS Yield
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
Dec-12
Feb-13
Apr-13
Jun-13
Aug-13
Oct-13
Dec-13
Feb-14
Apr-14
Jun-14
Aug-14
Oct-14
Dec-14
10-year Treasury Yield
Ginnie Mae Permanent Yield

Source: Bloomberg and the HIT

Strong Demand for Multifamily Housing


Steady Decline in Home Ownership Since 2004
(percent)
70
69
68
67
66
65
64
63
Q2-1984
Q3-1985
Q4-1986
Q1-1988
Q2-1989
Q3-1990
Q4-1991
Q1-1993
Q2-1994
Q3-1995
Q4-1996
Q1-1998
Q2-1999
Q3-2000
Q4-2001
Q1-2003
Q2-2004
Q3-2005
Q4-2006
Q1-2008
Q2-2009
Q3-2010
Q4-2011
Q1-2013
Q2-2014


Demand for Multifamily Housing Remains Strong
(6 month moving average, thousands, annual rate)
400
350
300
250
200
150
100
50
0
Aug-06
Feb-07
Aug-07
Feb-08
Aug-08
Feb-09
Aug-09
Feb-10
Aug-10
Feb-11
Aug-11
Feb-12
Aug-12
Feb-13
Aug-13
Feb-14
Aug-14


Household Formation
(thousands of new households)
Thousands
2200
1700
1200
700
200
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013

Source: top, US Census Bureau; bottom, US Census Bureau and Haver Analytics (adjusted for breaks in data)

Strong Demand for Multifamily Housing

- Americans switching to renting vs. owning
- Still difficult to access mortgage credit for single home buyers
- Lessons learned from housing bubble
- Household formation of 1.2 million per year in a normal economy
- Rehab opportunities: aging multifamily projects will need substantial rehab in dense urban markets
- Migration into major cities and limited land – need to build up
- Time horizon – multifamily demand expected to be strong and ongoing for the foreseeable future

HIT Positioned Well in the Current Environment

- Low inflation, tepid global economic growth, geopolitical risk
- Hike in fed funds rate expected but global long-term rates should remain low due to deflation concerns
- High credit quality government/agency multifamily MBS offer relative value, with higher yields and lower credit risk than many other investment alternatives
- The HIT's pipeline of investments should allow the HIT to continue to execute its strategy
- Outlook is for steady growth of assets and investors based on the HIT's long track record of competitive returns and its ability to create jobs and stimulate local economies

The Team

- **Leadership**
  - Stephen Coyle, CEO: 40+ years experience in housing production and finance, economic development, and urban planning, with 21 years at the HIT
  - Ted Chandler, COO: 26 years experience in housing finance and community development, including 15 years at Fannie Mae
  - Erica Khatchadourian, CFO: 24 years experience in accounting for financial transactions, general and personnel management and policy development, with 20 years at the HIT
- **Portfolio management**
  - Chang Suh, CFA, CPA, Sr. EVP/Chief Portfolio Manager: 20 years experience, including in the financial services group of Arthur Andersen, specializing in the commercial mortgage industry and 16 years at the HIT
  - Guy Carter, MBA, Assistant Portfolio Manager: 13 years of experience including 6 years at Freddie Mac and 7 years at the HIT
  - Mike Cook, CFA, FRM, Assistant Portfolio Manager: 11 years of experience at the HIT
  - David Phillips, Senior Portfolio Analyst: 15 years of experience at the HIT

Organizational Structure


Board of Trustees
Stephen Coyle
Chief Executive Officer
Nicholas Milano
General Counsel
Christopher Kaiser
Chief Compliance Officer*
Kate Rosenthal
Chief of Staff
Building America CDE, Inc.^
Eric Price
Chief Executive Officer
Erica Khatchadourian
Chief Financial Officer
Chang Suh
Chief Portfolio Manager/Senior Executive Vice President
Ted Chandler
Chief Operating Officer
Stephanie Wiggins
Executive Vice President & Chief Investment Officer
Debbie Cohen
Chief Development Officer
Thalia Lankin
Director of Operations
Lesyllee White
Senior Vice President and Managing Director of Marketing

* The Deputy General Counsel/Chief Compliance Officer reports to the General Counsel and the Board of Trustees.

^ Building America CDE, Inc. is a wholly owned subsidiary of the HIT formed in January 2010. Building America has been certified as a Community Development Entity by the CDFI Fund.

Contact Information

National Office
2401 Pennsylvania Avenue, NW, Suite 200
Washington, DC 20037
(202) 331-8055

www.aflcio-hit.com

Kevin Murphy, *Regional Director of Marketing*
kmurphy@aflcio-hit.com

Chang Suh, CFA, *Executive Vice President - Chief Portfolio Manager*
csuh@aflcio-hit.com

Lesyllee White, *Senior Vice President and Managing Director of Marketing*
lwhite@aflcio-hit.com

Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments

The HIT offers investors:

Competitive Returns

Low Risk Liquid Investment

Diversification

Construction Jobs

Affordable Housing



Georgetowne Homes
Boston



225 Centre Street
Boston



Old Colony
Boston



Dudley Municipal Center
Boston
Building America CDE

Fund name

Performance for Periods Ending December 31, 2014						
	Year-to-Date	**1 Year**	**3 Year**	**5 Year**	**10 Year**	**Since Inception**
HIT Time-Weighted, Gross	6.56%	6.56%	3.04%	4.79%	5.16%	-
HIT Time-Weighted, Net	6.10%	6.10%	2.60%	4.34%	4.72%	-
Participant Dollar-Weighted	-	-	-	-	-	-

Market Value of Units Held at 12/31/14: $

Returns over one year are annualized. The performance data quoted represents past performance and is no guarantee of future results. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

Important Notice. The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account. Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported. In accordance with the Investment Company Act of 1940, as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi-annual (unaudited) reports and its complete schedule of portfolio holdings for the 1st and 3rd quarters on Form N-Q.